Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 1,239	$ 1,149
Retail mutual fund assets under management	338,443	333,598
Hancock Victoria Plantations Holdings PTY Limited
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 1,509	$ 1,273